Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation
Schedule of Group's share-based compensation expense

	Year Ended December 31,
	(Amounts in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Share options	1,883	(1,230)	(267)	(38)
Non-vested restricted share units	9,647	110,260	67,148	9,602
Total share-based compensation	11,530	109,030	66,881	9,564

Schedule of summary of non-vested restricted share activity

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares units	value
		RMB
Non-vested as of January 1, 2025	954,818	165.30
Granted	80,000	133.46
Vested	(328,542)	161.05
Forfeited	(106,473)	162.78
Non-vested as of December 31, 2025	599,803	152.75